SCHEDULE OF CHANGES IN ALLOWANCES FOR ESTIMATED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (15,567)	$ (14,979)
Current period provision for expected credit losses	(696)	(895)	$ (87)
Foreign currency exchange adjustments	(1,582)	307
Write-offs	5,763
Deconsolidation	(488)
Allowance for accounts receivable, ending balance	$ (12,570)	$ (15,567)	$ (14,979)